Leases_Future lease payments under the lease contracts (Details) ₩ in Millions	Dec. 31, 2019 KRW (₩)
Disclosure of maturity analysis of lease payments of lessee [Line Items]
Future lease payments under the lease contracts	₩ 434,934
Not later than one year [Member]
Disclosure of maturity analysis of lease payments of lessee [Line Items]
Future lease payments under the lease contracts	161,251
1 to 5 years
Disclosure of maturity analysis of lease payments of lessee [Line Items]
Future lease payments under the lease contracts	232,985
After Five years
Disclosure of maturity analysis of lease payments of lessee [Line Items]
Future lease payments under the lease contracts	₩ 40,698